Revenue - Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Revenue	$ 316,468	$ 264,498	$ 258,654	$ 256,161	$ 230,278	$ 201,176	$ 185,455	$ 168,535	$ 196,171	$ 906,318	$ 745,093	$ 1,009,591	$ 751,337	$ 1,076,680
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenue	(10,797)		(10,877)							(32,163)	(29,160)	(36,103)	(35,669)	(39,959)
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	252,747									713,373		769,928	559,266	808,549
Canada [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,759									58,639		79,186	54,714	64,961
Middle East [Member]
Disaggregation of Revenue [Line Items]
Revenue	13,645									40,091		48,899	54,767	69,951
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,625									27,805		28,112	19,935	34,970
Latin America [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,364									25,097		34,368	23,588	23,208
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,715									13,900
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	9,613									27,413
Drilling Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue	75,254		59,200							209,727	166,664	227,653	113,320	164,297
Production and Automation Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue	241,214		$ 199,454							696,591	$ 578,429	$ 781,938	$ 638,017	$ 912,383
Production and Automation Technologies [Member] | Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenue	(285)									(2,244)
Production and Automation Technologies [Member] | Artificial Lift Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue	188,005									544,566
Production and Automation Technologies [Member] | Automation Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue	31,114									85,347
Production and Automation Technologies [Member] | Other Production Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 22,380									$ 68,922